Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current tax
Current tax on profits for the fiscal year		$ 33	$ 37	$ 0
Total current tax expense		33	37	0
Deferred income tax
Increase in deferred tax assets		358,825	567,473	342,349
Decrease in deferred tax liabilities		(358,825)	(567,473)	(342,349)
Total deferred tax (benefit)/expense		0	0	0
Income tax expense	[1]	$ 33	$ 37	$ 0

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.